United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/15

Date of Reporting Period: Six months ended 08/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2014
Share Class	Ticker
A	FHYAX
C	FHYCX
Institutional	FHTIX
Service	FHYTX

Federated High Yield Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2014 through August 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2014, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	12.3%
Health Care	9.2%
Media Entertainment	6.8%
Independent Energy	6.2%
Packaging	6.0%
Cable Satellite	5.1%
Financial Institutions	4.2%
Midstream	4.1%
Gaming	3.9%
Automotive	3.7%
Wireless Communications	3.7%
Food & Beverage	3.6%
Other[3]	29.1%
Cash Equivalents[4]	0.8%
Other Assets and Liabilities—Net[5]	1.3%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—82.6%
		Aerospace/Defense—0.8%
$1,550,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$1,685,625
1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	1,708,500
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,207,250
575,000	[1,2]	TransDigm, Inc., Series 144A, 6.00%, 7/15/2022	585,782
325,000	[1,2]	TransDigm, Inc., Series 144A, 6.50%, 7/15/2024	333,531
		TOTAL	5,520,688
		Automotive—3.0%
2,675,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	2,768,625
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	504,688
600,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	639,000
900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	972,000
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	542,687
600,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	240,000
350,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	352,896
175,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	177,052
150,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	153,563
125,000		General Motors Financial Company, Inc., Sr. Note, 3.25%, 5/15/2018	126,250
1,050,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,123,500
975,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	1,087,125
575,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	608,781
725,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	810,187
500,000		Lear Corp., 5.375%, 3/15/2024	515,000
1,775,000		Lear Corp., Series WI, 4.75%, 1/15/2023	1,792,750
725,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	743,125
1,100,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,101,375
1,350,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,429,312
375,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	419,063
2,250,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	2,306,250
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	407,344
500,000		Titan International, Inc., Series WI, 6.875%, 10/1/2020	505,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$2,225,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	$2,136,000
		TOTAL	21,461,573
		Building Materials—2.1%
575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	605,188
1,275,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	1,300,500
625,000		Anixter International, Inc., 5.625%, 5/1/2019	662,500
375,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	403,125
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	266,250
1,525,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	1,605,062
1,525,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	1,662,250
225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	239,625
1,600,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,748,000
1,325,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	1,316,719
1,275,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	1,345,125
650,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	680,875
1,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,435,000
950,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	1,014,125
525,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	551,250
		TOTAL	14,835,594
		Cable Satellite—4.7%
200,000		CCO Holdings LLC/Cap Corp., Series WI, 5.25%, 3/15/2021	205,250
1,800,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	1,856,250
1,425,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	1,419,656
1,000,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,055,000
1,800,000		Charter Communications Holdings II, 5.125%, 2/15/2023	1,797,750
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	512,500
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	189,438
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,156,320
1,125,000		DISH DBS Corporation, 5.00%, 3/15/2023	1,122,188
675,000		DISH DBS Corporation, 5.125%, 5/1/2020	693,563
175,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	182,875
2,950,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	3,137,915
1,375,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	1,381,875
775,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	820,531
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$1,075,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	$1,169,062
1,650,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,732,500
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	684,125
1,500,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,500,000
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	741,125
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	814,688
200,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	203,250
1,950,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,010,937
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	903,438
425,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	417,563
2,200,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	2,134,000
1,175,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	1,230,812
375,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	401,250
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,329,187
1,625,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,669,687
1,300,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,391,000
		TOTAL	33,863,735
		Chemicals—1.7%
450,000		Ashland, Inc., 3.875%, 4/15/2018	462,937
1,075,000		Ashland, Inc., 4.75%, 8/15/2022	1,081,719
1,350,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,380,375
1,350,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	1,346,625
1,750,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,916,250
175,000		Eagle Spinco, Inc., Sr. Unsecd. Note, Series WI, 4.625%, 2/15/2021	176,094
125,000		Georgia Gulf Corp., Series WI, 4.875%, 5/15/2023	125,625
450,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	475,875
2,700,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,808,000
550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	559,625
1,175,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,204,375
575,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	599,437
		TOTAL	12,136,937
		Construction Machinery—0.7%
1,400,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	1,435,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$250,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	$276,250
875,000		United Rentals, Inc., 5.75%, 11/15/2024	918,750
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,286,625
875,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	938,438
		TOTAL	4,855,063
		Consumer Cyclical Services—1.4%
1,350,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,388,812
1,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,465,969
2,550,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,556,375
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	584,375
2,145,000		ServiceMaster Co., 7.00%, 8/15/2020	2,300,512
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	290,125
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	870,375
569,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	613,098
		TOTAL	10,069,641
		Consumer Products—2.2%
3,350,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	3,626,375
1,500,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,582,500
1,675,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	1,595,437
2,725,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	2,813,562
1,025,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	1,135,188
2,150,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	2,144,625
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	455,813
200,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	216,000
850,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	907,375
1,300,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,313,000
		TOTAL	15,789,875
		Diversified Manufacturing—1.5%
850,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	807,500
700,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	764,750
2,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	2,284,375
1,675,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,666,625
2,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,499,375
875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	947,188
240,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	261,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—continued
$1,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	$1,297,312
375,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	396,563
		TOTAL	10,924,688
		Financial Institutions—4.1%
2,075,000	[1,2]	Aercap Ireland Cap Ltd/A, Series 144A, 4.50%, 5/15/2021	2,121,584
1,225,000		Ally Financial, Inc., 2.75%, 1/30/2017	1,235,719
600,000		Ally Financial, Inc., 3.50%, 1/27/2019	606,000
975,000		Ally Financial, Inc., 3.50%, 7/18/2016	1,001,812
1,350,000		Ally Financial, Inc., 4.75%, 9/10/2018	1,424,250
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	578,312
550,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	567,531
1,425,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,572,844
850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	908,969
450,000		CIT Group, Inc., 5.00%, 5/15/2017	476,438
1,375,000		CIT Group, Inc., 5.25%, 3/15/2018	1,471,250
175,000		CIT Group, Inc., 5.375%, 5/15/2020	190,094
325,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	363,594
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	572,000
2,525,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,642,412
1,325,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,401,187
1,650,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	1,676,812
2,450,000		International Lease Finance Corp., 4.625%, 4/15/2021	2,512,904
2,125,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,326,875
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	557,484
750,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	808,125
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	237,938
3,250,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	3,810,105
		TOTAL	29,064,239
		Food & Beverage—3.1%
2,750,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,894,375
675,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	666,562
825,000	[1,2]	Darling Ingredients, Inc., Series 144A, 5.375%, 1/15/2022	859,031
1,748,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,806,995
3,600,000		H.J. Heinz Co., 4.25%, 10/15/2020	3,654,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$2,800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	$2,800,000
950,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	1,045,000
1,375,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,519,375
150,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	156,375
1,350,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	1,447,875
175,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	178,719
4,625,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	4,934,875
		TOTAL	21,963,182
		Gaming—3.0%
850,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	854,250
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	484,875
950,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	916,750
425,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	432,438
975,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	1,023,750
1,200,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	1,275,000
3,525,000		MGM Mirage, Inc., 7.75%, 3/15/2022	4,133,062
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	499,500
300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	354,750
650,000		MGM Resorts International, 5.25%, 3/31/2020	679,250
2,000,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	2,160,000
2,500,000		Penn National Gaming, Inc., Series WI, 5.875%, 11/1/2021	2,406,250
350,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	379,750
1,375,000		Pinnacle Entertainment, Inc., Series WI, 6.375%, 8/1/2021	1,433,437
1,488,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,607,040
760,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	832,200
2,000,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,170,000
		TOTAL	21,642,302
		Health Care—8.0%
675,000	[1,2]	Amsurg Corp., Series 144A, 5.625%, 7/15/2022	693,563
1,200,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,294,500
1,975,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	2,110,781
575,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	592,250
2,475,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 6.875%, 2/1/2022	2,642,062
825,000		Catamaran Corp, 4.75%, 3/15/2021	833,250
1,475,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,541,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$125,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	$133,437
800,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	859,000
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,702,219
725,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	775,750
2,425,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,455,313
2,875,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	3,140,937
325,000		HCA, Inc., 4.75%, 5/1/2023	328,656
4,700,000		HCA, Inc., 5.00%, 3/15/2024	4,799,875
375,000		HCA, Inc., 6.25%, 2/15/2021	408,750
1,175,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,280,750
2,575,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,748,812
2,800,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,269,000
875,000		Hologic, Inc., 6.25%, 8/1/2020	927,500
2,325,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,470,312
1,675,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,754,563
3,675,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	3,854,156
275,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	294,938
4,875,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	4,661,719
825,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	842,531
2,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,336,344
1,575,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,571,063
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,635,156
875,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	960,313
1,075,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	1,080,375
2,350,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	2,488,062
1,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	1,080,000
		TOTAL	57,567,312
		Independent Energy—5.3%
1,300,000		Antero Resources Corp., 6.00%, 12/1/2020	1,379,560
1,050,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	1,067,063
975,000		Antero Resources Corp., Series WI, 5.375%, 11/1/2021	1,007,906
1,775,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,854,875
1,350,000		Athlon Holdings LP, 7.375%, 4/15/2021	1,471,500
850,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	877,625
2,100,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	2,236,500
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,145,437
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,975,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	$2,130,531
675,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	717,188
700,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	784,875
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,572,750
350,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	367,500
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	772,125
875,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	892,500
1,900,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	2,023,500
525,000	[1,2]	Gulfport Energy Corp., Series 144A, 7.75%, 11/1/2020	567,000
650,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	689,000
675,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	715,500
175,000		Legacy Reserves, 6.625%, 12/1/2021	178,063
1,925,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	1,958,687
275,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	284,453
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	589,875
1,175,000		Linn Energy LLC, Sr. Unsecd. Note, Series WI, 6.25%, 11/1/2019	1,219,062
1,425,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,576,335
1,875,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,978,125
1,025,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,122,375
875,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	960,313
400,000		Range Resources Corp., 5.00%, 8/15/2022	427,500
725,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	773,938
450,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2024	456,750
725,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	764,875
1,350,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,410,750
900,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	960,750
1,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,290,000
		TOTAL	38,224,786
		Industrial - Other—1.7%
1,925,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	2,006,812
425,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	420,750
900,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,003,500
1,800,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,804,500
1,100,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,168,750
325,000		Mastec, Inc., 4.875%, 3/15/2023	318,500
2,625,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,808,750
80,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	87,800
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$934,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	$952,680
525,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	543,375
1,250,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,293,750
		TOTAL	12,409,167
		Leisure—0.9%
925,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	1,019,813
300,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	325,125
525,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	528,281
1,150,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,173,000
125,000		Cinemark USA, Inc., 5.125%, 12/15/2022	127,656
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	764,750
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	875,500
1,475,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,500,813
		TOTAL	6,314,938
		Lodging—0.3%
950,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,040,250
925,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	982,234
375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	395,625
		TOTAL	2,418,109
		Media Entertainment—5.3%
575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	637,531
1,050,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,068,375
175,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	179,375
175,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	180,688
3,575,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	3,722,469
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	321,000
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	160,875
775,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	833,125
3,250,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	3,493,750
1,925,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	2,153,594
1,350,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	1,405,687
2,325,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	2,438,344
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$975,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	$1,094,437
375,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	385,313
1,600,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	1,704,000
1,800,000		Gray Television, Inc., 7.50%, 10/1/2020	1,908,000
1,125,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	1,164,375
825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	827,063
375,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	395,625
1,500,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	1,515,000
1,675,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	1,700,125
1,225,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,274,000
1,675,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,750,375
1,525,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,528,812
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,895,312
1,625,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	1,625,000
1,475,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,611,438
		TOTAL	37,973,688
		Metals & Mining—0.4%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
125,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	127,500
1,825,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	1,980,125
1,050,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,114,313
		TOTAL	3,221,998
		Midstream—4.1%
1,325,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	1,401,187
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	974,950
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	688,500
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	600,875
675,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	789,480
2,225,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	2,361,281
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,918,125
525,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	542,063
825,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	858,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$275,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	$278,438
650,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	677,625
3,525,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	3,903,937
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	215,000
375,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	382,969
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	368,280
625,000		Regency Energy Partners LP, 5.00%, 10/1/2022	646,875
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	184,188
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	594,000
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	299,750
350,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	354,375
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	261,563
1,375,000	[1,2]	Rose Rock Midstream LP, Series 144A, 5.625%, 7/15/2022	1,405,937
850,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	923,312
1,600,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	1,696,000
900,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	940,500
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	2,200,000
512,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	555,520
1,000,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,022,500
1,400,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,473,500
700,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	740,250
		TOTAL	29,258,980
		Oil Field Services—0.9%
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	291,500
450,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	492,750
2,700,000	[1,2]	Cgg SA, Series 144A, 6.875%, 1/15/2022	2,565,000
2,025,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	2,080,688
525,000	[1,2]	Light Tower Rentals, Inc., Series 144A, 8.125%, 8/1/2019	540,750
450,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	465,750
		TOTAL	6,436,438
		Packaging—4.8%
2,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,557,500
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.231%, 12/15/2019	299,250
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	354,375
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,278,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	$212,018
700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	694,750
1,075,000		Ball Corp., 4.00%, 11/15/2023	1,034,688
2,575,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,571,781
200,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	204,000
475,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	483,313
2,600,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	2,678,000
1,600,000		Crown Americas LLC, 4.50%, 1/15/2023	1,578,000
425,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	488,750
1,800,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,903,500
600,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	617,250
725,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	788,438
3,350,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	3,672,437
1,675,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,767,125
2,350,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	2,617,312
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	208,250
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	568,313
1,775,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	1,863,750
1,125,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	1,243,125
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,327,750
3,225,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	3,216,937
		TOTAL	34,228,737
		Paper—0.4%
2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,986,875
		Pharmaceuticals—1.6%
1,375,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	1,416,250
4,275,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	4,408,594
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,091,250
3,350,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	3,664,062
875,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	891,406
		TOTAL	11,471,562
		Refining—0.4%
925,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	964,313
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—continued
$1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	$1,551,937
		TOTAL	2,516,250
		Restaurants—0.6%
1,125,000		NPC International/OPER Co. A&B, Inc., Series WI, 10.50%, 1/15/2020	1,215,000
2,925,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	2,895,750
		TOTAL	4,110,750
		Retailers—3.2%
2,975,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	3,034,500
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	915,875
975,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	928,688
450,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	275,625
1,575,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,519,875
2,125,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	2,093,125
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	324,750
500,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	568,750
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	621,000
2,475,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,513,362
846,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	869,265
425,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	460,594
1,875,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	2,048,437
1,825,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,877,469
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,412,781
1,650,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,645,875
550,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	595,374
150,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	158,625
400,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	416,000
275,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	293,906
		TOTAL	22,573,876
		Technology—10.6%
250,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	261,875
1,150,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.00%, 7/1/2024	1,175,875
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	1,020,063
2,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,156,875
1,375,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,412,812
2,350,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	2,267,750
1,300,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,376,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,775,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	$1,917,000
950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	971,375
2,175,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	2,332,688
1,425,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	1,368,000
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,011,750
875,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	899,063
2,000,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	2,185,000
1,350,000		Emdeon, Inc., 11.00%, 12/31/2019	1,530,562
1,950,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,018,250
2,000,000		Epicor Software Corp., 8.625%, 5/1/2019	2,155,000
1,425,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,471,313
471,000		First Data Corp., Series WI, 11.25%, 1/15/2021	548,715
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	383,250
6,925,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	7,617,500
850,000		Flextronics International Ltd., 4.625%, 2/15/2020	871,250
350,000		Flextronics International Ltd., 5.00%, 2/15/2023	363,125
550,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	620,125
1,675,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,758,750
1,350,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,343,250
1,025,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	1,068,563
1,900,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,949,876
3,725,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	3,808,812
1,925,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	1,927,406
1,200,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,239,000
1,550,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	1,745,687
850,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	938,188
1,250,000		Lender Processing Services, 5.75%, 4/15/2023	1,340,625
1,775,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	1,730,625
1,900,000		NCR Corp., 6.375%, 12/15/2023	2,061,500
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	453,375
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	555,500
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	710,438
475,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	479,750
250,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	263,750
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	211,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,925,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	$1,944,250
1,050,000		Seagate HDD Cayman, 4.75%, 6/1/2023	1,089,375
1,775,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	1,819,375
1,850,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,970,250
250,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	266,250
700,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	736,750
209,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	218,666
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	108,125
2,200,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	2,334,750
800,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	834,000
1,525,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,595,531
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,086,250
		TOTAL	75,525,258
		Transportation - Services—0.4%
2,225,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	2,330,688
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	289,781
500,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	516,875
		TOTAL	3,137,344
		Utility - Electric—1.2%
2,975,000		Calpine Corp., 5.75%, 1/15/2025	3,008,469
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	698,750
275,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	297,688
19,218	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	19,118
375,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	407,813
2,175,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	2,256,562
1,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,144,875
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	854,437
		TOTAL	8,687,712
		Wireless Communications—3.7%
2,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	2,183,250
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	1,006,687
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	817,000
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	3,146,500
2,125,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,210,000
1,075,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	1,120,687
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	105,875
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,001,063
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	$211,250
850,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	905,250
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	365,444
2,325,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,278,500
1,925,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,076,594
675,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	804,094
2,475,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	2,660,625
2,075,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	2,124,281
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	336,000
1,625,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,629,062
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	78,094
1,250,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	1,321,875
		TOTAL	26,382,131
		Wireline Communications—0.5%
675,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	730,688
725,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	786,625
450,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	476,438
225,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	250,312
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	1,277,812
		TOTAL	3,521,875
		TOTAL CORPORATE BONDS (IDENTIFIED COST $572,845,196)	591,095,303
		COMMON STOCKS—12.3%
		Automotive—0.6%
137,085	[3]	American Axle & Manufacturing Holdings, Inc.	2,481,238
375		General Motors Co.	13,050
91,838		Remy International, Inc.	2,029,620
		TOTAL	4,523,908
		Building Materials—0.3%
26,921	[3]	Nortek, Inc.	2,243,058
		Cable Satellite—0.3%
136,927	[3]	Intelsat (Luxembourg) S.A., ADR	2,401,700
		Chemicals—0.9%
55,865		Axiall Corp.	2,322,867
66,791		Koppers Holdings, Inc.	2,478,614
216,458	[3]	Omnova Solutions, Inc.	1,816,082
		TOTAL	6,617,563
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclical Services—0.3%
81,831	[3]	ServiceMaster Global Holdings, Inc.	$2,008,951
		Consumer Products—0.7%
90,987	[3]	Libbey, Inc.	2,511,241
125,731	[3]	Performance Sports Group Ltd.	2,162,393
		TOTAL	4,673,634
		Food & Beverage—0.3%
69,464		B&G Foods, Inc., Class A	2,097,813
		Gaming—0.7%
199,687	[3]	Penn National Gaming, Inc.	2,254,466
108,227	[3]	Pinnacle Entertainment, Inc.	2,704,593
		TOTAL	4,959,059
		Health Care—0.9%
49,995	[3]	Community Health Systems, Inc.	2,713,728
188,757	[3]	Radnet, Inc.	1,260,897
41,065	[3]	Tenet Healthcare Corp.	2,512,357
		TOTAL	6,486,982
		Independent Energy—0.9%
88,551		BreitBurn Energy Partners L.P.	2,026,047
102,909		Denbury Resources, Inc.	1,772,093
70,141		Linn Energy LLC	2,224,872
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	11,724
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	6,034,736
		Industrial - Other—1.0%
35,023		Belden, Inc.	2,559,131
55,391	[3]	International Wire Group Holdings, Inc.	1,495,557
332,480		Mueller Water Products, Inc., Class A	3,068,790
		TOTAL	7,123,478
		Leisure—0.4%
132,181		Regal Entertainment Group	2,782,410
		Media Entertainment—1.3%
3,796		CBS Outdoor Americas, Inc.	130,468
379,656	[3]	Cumulus Media, Inc., Class A	1,742,621
195,782	[3]	Entercom Communication Corp., Class A	1,787,490
4,398	[3]	Radio One, Inc., Class D	13,238
87,000	[3]	Time, Inc.	2,042,760
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—continued
333,000	[3]	Townsquare Media LLC	$3,779,550
		TOTAL	9,496,127
		Packaging—1.1%
106,566	[3]	Berry Plastics Group, Inc.	2,569,306
47,981		Greif, Inc., Class A	2,297,810
77,518		Sealed Air Corp.	2,798,400
		TOTAL	7,665,516
		Paper—1.1%
36,355	[3]	Clearwater Paper Corp.	2,515,766
209,861	[3]	Graphic Packaging Holding Co.	2,684,122
53,954		Rock-Tenn Co.	2,652,379
		TOTAL	7,852,267
		Refining—0.3%
92,623		CVR Refining, LP	2,223,878
		Technology—1.2%
75,909	[3]	CommScope Holdings Co., Inc.	1,955,416
182,451	[3]	Magnachip Semiconductor Corp.	2,249,621
44,000		Seagate Technology, Inc.	2,753,520
149,000	[3]	Tower Semiconductor Ltd.	1,743,300
		TOTAL	8,701,857
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,722,045)	87,892,937
		WARRANTS—0.0%
		Automotive—0.0%
6,766	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	167,661
6,766	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	113,263
		TOTAL WARRANTS (IDENTIFIED COST $765,592)	280,924
		INVESTMENT COMPANIES—3.8%[7]
2,170,376		Federated Bank Loan Core Fund	22,072,726
5,016,336	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	5,016,336
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,246,362)	27,089,062
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $677,579,195)[9]	706,358,226
		OTHER ASSETS AND LIABILITIES - NET—1.3%[10]	8,993,237
		TOTAL NET ASSETS—100%	$715,351,463
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $268,271,021, which represented 37.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2014, these liquid restricted securities amounted to $268,251,903, which represented 37.5% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $678,605,165.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$591,095,243	$60	$591,095,303
Equity Securities:
Common Stock
Domestic	79,487,136	1,495,557[1]	—	80,982,693
International	6,898,520	—	11,724	6,910,244
Warrants	280,924	—	—	280,924
Investment Companies[2]	27,089,062	—	—	27,089,062
TOTAL SECURITIES	$113,755,642	$592,590,800	$11,784	$706,358,226
1	Includes $1,384,775 of a domestic common stock security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair value was obtained using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.
2	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 8/31/2014[1]
Net Asset Value, Beginning of Period	$6.90
Income From Investment Operations:
Net investment income	0.11
Net realized and unrealized gain on investments and foreign currency transactions	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.18
Less Distributions:
Distributions from net investment income	(0.11)
Redemption Fees	0.00[2]
Net Asset Value, End of Period	$6.97
Total Return[3]	2.99%
Ratios to Average Net Assets:
Net expenses	0.95%[4]
Net investment income	4.62%[4]
Expense waiver/reimbursement[5]	0.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,752
Portfolio turnover	18%[6]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to August 31, 2014.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended August 31, 2014.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 8/31/2014[1]
Net Asset Value, Beginning of Period	$6.90
Income From Investment Operations:
Net investment income	0.09
Net realized and unrealized gain on investments and foreign currency transactions	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.16
Less Distributions:
Distributions from net investment income	(0.09)
Redemption Fees	0.00[2]
Net Asset Value, End of Period	$6.97
Total Return[3]	2.67%
Ratios to Average Net Assets:
Net expenses	1.65%[4]
Net investment income	3.94%[4]
Expense waiver/reimbursement[5]	0.18%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,336
Portfolio turnover	18%[6]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to August 31, 2014.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended August 31, 2014.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2014	Period Ended 2/28/2014[1]
Net Asset Value, Beginning of Period	$6.87	$6.58
Income From Investment Operations:
Net investment income	0.17	0.26
Net realized and unrealized gain on investments and foreign currency transactions	0.08	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.54
Less Distributions:
Distributions from net investment income	(0.17)	(0.26)
Redemption Fees	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	0.01
Net Asset Value, End of Period	$6.95	$6.87
Total Return[4]	3.71%	8.70%[3]
Ratios to Average Net Assets:
Net expenses	0.74%[5]	0.74%[5]
Net investment income	4.83%[5]	5.32%[5]
Expense waiver/reimbursement[6]	0.17%[5]	0.27%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$51,595	$19,888
Portfolio turnover	18%	27%[7]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to February 28, 2014.
2	Represents less than $0.01.
3	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.12% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2014.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2014	Year Ended February 28 or 29,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.88	$6.49	$6.05	$6.11	$5.47	$3.85
Income From Investment Operations:
Net investment income	0.16	0.34	0.39	0.39	0.39	0.41
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.08	0.38	0.32	(0.06)	0.66	1.60
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.72	0.71	0.33	1.05	2.01
Less Distributions:
Distributions from net investment income	(0.16)	(0.34)	(0.39)	(0.39)	(0.41)	(0.39)
Redemption Fees	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Regulatory Settlement Proceeds[2]	—	0.01	0.12	—	—	—
Net Asset Value, End of Period	$6.96	$6.88	$6.49	$6.05	$6.11	$5.47
Total Return[3]	3.58%	11.58%[3]	14.18%[3]	5.84%	19.87%	53.93%
Ratios to Average Net Assets:
Net expenses	0.99%[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	4.55%[4]	4.99%	5.93%	6.42%	6.78%	8.30%
Expense waiver/reimbursement[5]	0.18%[4]	0.25%	0.25%	0.28%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$660,669	$613,951	$363,306	$244,257	$254,077	$196,921
Portfolio turnover	18%	27%	37%	50%	50%	37%
1	Represents less than $0.01.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of 0.12% and 2.01%, respectively.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
August 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $27,089,062 of investment in affiliated holdings (Note 5) (identified cost $677,579,195)		$706,358,226
Income receivable		10,151,945
Receivable for investments sold		661,223
Receivable for shares sold		1,327,812
TOTAL ASSETS		718,499,206
Liabilities:
Payable for investments purchased	$1,741,502
Payable for shares redeemed	1,172,923
Income distribution payable	90,100
Payable for distribution services fee (Note 5)	724
Payable for other service fees (Notes 2 and 5)	138,764
Accrued expenses (Note 5)	3,730
TOTAL LIABILITIES		3,147,743
Net assets for 102,814,736 shares outstanding		$715,351,463
Net Assets Consist of:
Paid-in capital		$709,111,265
Net unrealized appreciation of investments		28,779,031
Accumulated net realized loss on investments and foreign currency transactions		(22,129,179)
Distributions in excess of net investment income		(409,654)
TOTAL NET ASSETS		$715,351,463
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,751,521 ÷ 251,230 shares outstanding), no par value, unlimited shares authorized	$6.97
Offering price per share (100/95.50 of $6.97)	$7.30
Redemption proceeds per share (98.00/100 of $6.97)	$6.83
Class C Shares:
Net asset value per share ($1,335,921 ÷ 191,729 shares outstanding), no par value, unlimited shares authorized	$6.97
Offering price per share	$6.97
Redemption proceeds per share (97.00/100 of $6.97)	$6.76
Institutional Shares:
Net asset value per share ($51,595,401 ÷ 7,423,693 shares outstanding), no par value, unlimited shares authorized	$6.95
Redemption proceeds per share (98.00/100 of $6.95)	$6.81
Service Shares:
Net asset value per share ($660,668,620 ÷ 94,948,084 shares outstanding), no par value, unlimited shares authorized	$6.96
Redemption proceeds per share (98.00/100 of $6.96)	$6.82
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2014 (unaudited)
Investment Income:
Interest			$18,126,442
Dividends (including $556,903 received from affiliated holdings (Note 5))			1,291,110
TOTAL INCOME			19,417,552
Expenses:
Investment adviser fee (Note 5)		$2,436,938
Administrative fee (Note 5)		274,274
Custodian fees		20,035
Transfer agent fee		294,355
Directors'/Trustees' fees (Note 5)		5,250
Auditing fees		16,257
Legal fees		5,608
Portfolio accounting fees		90,999
Distribution services fee (Note 5)		1,379
Other service fees (Notes 2 and 5)		825,918
Share registration costs		49,940
Printing and postage		27,094
Miscellaneous (Note 5)		8,988
TOTAL EXPENSES		4,057,035
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(640,128)
Reimbursement of other operating expenses (Notes 2 and 5)	(205)
TOTAL WAIVER AND REIMBURSEMENTS		(640,333)
Net expenses			3,416,702
Net investment income			16,000,850
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $18,395 on sales of investments in an affiliated holding) (Note 5)			11,798,959
Net change in unrealized appreciation of investments			(4,346,977)
Net realized and unrealized gain on investments and foreign currency transactions			7,451,982
Change in net assets resulting from operations			$23,452,832
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2014	Year Ended 2/28/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,000,850	$22,680,102
Net realized gain on investments and foreign currency transactions	11,798,959	5,017,010
Net change in unrealized appreciation/depreciation of investments	(4,346,977)	23,482,212
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,452,832	51,179,324
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,856)	—
Class C Shares	(7,518)	—
Institutional Shares	(892,253)	(250,324)
Service Shares	(15,596,330)	(23,153,911)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,506,957)	(23,404,235)
Share Transactions:
Proceeds from sale of shares	192,727,640	365,741,095
Net asset value of shares issued to shareholders in payment of distributions declared	15,949,290	22,349,587
Cost of shares redeemed	(134,245,968)	(145,976,280)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	74,430,962	242,114,402
Redemption Fees	135,686	133,938
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	—	509,880
Change in net assets	81,512,523	270,533,309
Net Assets:
Beginning of period	633,838,940	363,305,631
End of period (including undistributed (distributions in excess of) net investment income of ($409,654) and $96,453, respectively)	$715,351,463	$633,838,940
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2014 (unaudited)
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e. the obligations are subject to the risk of default).
Effective June 11, 2013, the Fund began offering Institutional Shares.
Effective April 30, 2014, the Fund began offering Class A Shares and Class C Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Service Shares may bear distribution service fees and other service fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$554	$(100)
Class C Shares	460	(105)
Service Shares	824,904	—
TOTAL	$825,918	$(205)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$19,219	$19,118
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Lone Pine Resources Canada Ltd.	2/9/2012	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/0214	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 8/31/2014[1]		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	307,823	$2,143,710	—	—
Shares issued to shareholders in payment of distributions declared	1,558	10,800	—	—
Shares redeemed	(58,151)	(400,921)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	251,230	$1,753,589	—	—

	Period Ended 8/31/2014[1]		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	198,699	$1,383,420	—	—
Shares issued to shareholders in payment of distributions declared	1,085	7,517	—	—
Shares redeemed	(8,055)	(55,883)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	191,729	$1,335,054	—	—
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2014		Period Ended 2/28/2014[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,336,695	$36,885,539	3,055,838	$20,530,395
Shares issued to shareholders in payment of distributions declared	123,939	857,560	35,115	237,382
Shares redeemed	(929,808)	(6,429,945)	(198,086)	(1,337,121)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,530,826	$31,313,154	2,892,867	$19,430,656

	Six Months Ended 8/31/2014		Year Ended 2/28/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	22,014,049	$152,314,971	51,739,234	$345,210,700
Shares issued to shareholders in payment of distributions declared	2,176,786	15,073,413	3,315,375	22,112,205
Shares redeemed	(18,434,766)	(127,359,219)	(21,817,881)	(144,639,159)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	5,756,069	$40,029,165	33,236,728	$222,683,746
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,729,854	$74,430,962	36,129,595	$242,114,402
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to August 31, 2014.
2	Reflects operations for the period from June 11, 2013 (date of initial investment) to February 28, 2014.
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2014, the redemption fees for the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares amounted to $131, $106, $7,662 and $127,787, respectively. For the year ended February 28, 2014, the redemption fees for the Fund's Institutional Shares and Service Shares amounted to $1,391 and $132,547.
4. FEDERAL TAX INFORMATION
At August 31, 2014, the cost of investments for federal tax purposes was $678,605,165. The net unrealized appreciation of investments for federal tax purposes was $27,753,061. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,373,532 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,620,471.
At February 28, 2014, the Fund had a capital loss carryforward of $28,639,198 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning
Semi-Annual Shareholder Report

on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$2,569,867	NA	$2,569,867
2017	$7,603,250	NA	$7,603,250
2018	$12,433,579	NA	$12,433,579
2019	$6,032,502	NA	$6,032,502
Under current tax rules, capital losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of February 28, 2014, for federal income tax purposes, post October losses of $3,356,444 were deferred to March 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Prior to June 27, 2014, the annual advisory fee was 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2014, the Adviser voluntarily waived $629,913 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$1,379
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2014, FSC retained $893 of fees paid by the Fund. For the six months ended August 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2014, FSC retained $1,427 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended August 31, 2014, FSSC received $15,030 and reimbursed $205 of the other service fees disclosed in Note 2.
Expense Limitation
Effective May 1, 2014, the Adviser and certain of its affiliates (which may include FAS, FSC and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98%, 1.73%, 0.73% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2015; or (b) the date of the Fund's
Semi-Annual Shareholder Report

next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended August 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,784,703 and $193,040, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2014, the Adviser reimbursed $10,215. Transactions involving the affiliated holdings during the six months ended August 31, 2014, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2014	1,765,386	26,758,173	28,523,559
Purchases/Additions	946,426	124,743,375	125,689,801
Sales/Reductions	(541,436)	(146,485,212)	(147,026,648)
Balance of Shares Held 8/31/2014	2,170,376	5,016,336	7,186,712
Value	$22,072,726	$5,016,336	$27,089,062
Dividend Income	$551,338	$5,565	$556,903
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2014, were as follows:
Purchases	$212,834,152
Sales	$118,435,408
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2014, there were no outstanding loans. During the six months ended August 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2014, there were no outstanding loans. During the six months ended August 31, 2014, the program was not utilized.
9. regulatory settlement proceeds
On September 9, 2013, the SEC approved the distribution of $509,880 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC, of alleged market timing and/or late trading in several Federated Funds including the Fund. These distributions were recorded as an increase to paid-in capital.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2014 to August 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2014	Ending Account Value 8/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,029.90	$3.28[2]
Class C Shares	$1,000	$1,026.70	$5.68[3]
Institutional Shares	$1,000	$1,037.10	$3.80
Service Shares	$1,000	$1,035.80	$5.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.42	$4.84[2]
Class C Shares	$1,000	$1,016.89	$8.39[3]
Institutional Shares	$1,000	$1,021.48	$3.77
Service Shares	$1,000	$1,020.21	$5.04
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.95%
Class C Shares	1.65%
Institutional Shares	0.74%
Service Shares	0.99%
2	“Actual” expense information for the Fund's Class A Shares is for the period from April 30, 2014 (date of initial investment) to August 31, 2014. Actual expenses are equal to the Fund's annualized net expense ratio of 0.95%, multiplied by 124/365 (to reflect the period from initial investment to August 31, 2014). “Hypothetical” expense information for Class A Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
3	“Actual” expense information for the Fund's Class C Shares is for the period from April 30, 2014 (date of initial investment) to August 31, 2014. Actual expenses are equal to the Fund's annualized net expense ratio of 1.65%, multiplied by 124/365 (to reflect the period from initial investment to August 31, 2014). “Hypothetical” expense information for Class C Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated High Yield Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 15 basis points in the contractual advisory fee of the Fund. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
8092705 (10/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014